United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/16

Date of Reporting Period: Quarter ended 12/31/15

Item 1. Schedule of Investments

Federated Mortgage Fund
Portfolio of Investments
December 31, 2015 (unaudited)
Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—55.7%
		Federal Home Loan Mortgage Corporation—26.6%
$3,994,067		3.000%, 11/1/2045	$3,991,303
9,655,601		3.500%, 4/1/2042 - 7/1/2042	9,967,810
6,740,430		4.000%, 7/1/2019 - 12/1/2041	7,141,916
6,837,855		4.500%, 11/1/2018 - 9/1/2040	7,361,923
4,592,516		5.000%, 7/1/2019 - 10/1/2039	5,020,456
3,287,960		5.500%, 8/1/2016 - 10/1/2039	3,657,937
1,796,638		6.000%, 7/1/2021 - 7/1/2037	2,028,831
219,169		7.500%, 1/1/2027 - 2/1/2031	258,224
		TOTAL	39,428,400
		Federal National Mortgage Association—21.0%
1,514,207		3.500%, 8/1/2020 - 6/1/2032	1,583,765
11,209,072		4.000%, 1/1/2025 - 4/1/2042	11,934,309
8,304,959		4.500%, 5/1/2018 - 2/1/2042	8,994,369
2,548,152		5.000%, 12/1/2017 - 7/1/2040	2,785,640
2,695,208		5.500%, 8/1/2019 - 4/1/2036	3,012,317
2,069,772		6.000%, 2/1/2026 - 10/1/2037	2,343,443
272,205		6.500%, 7/1/2029 - 8/1/2034	313,425
38,916		7.000%, 6/1/2016 - 2/1/2030	44,072
6,458		8.000%, 12/1/2026	7,650
		TOTAL	31,018,990
		Government National Mortgage Association—8.1%
8,000,000	[1]	3.500%, 1/20/2046	8,339,264
1,052,557		4.500%, 10/15/2039	1,139,615
1,575,547		5.000%, 1/15/2023 - 9/20/2039	1,732,305
491,386		5.500%, 11/20/2034 - 5/15/2038	551,561
62,857		7.000%, 9/15/2028 - 11/15/2031	73,600
128,415		8.000%, 10/15/2030 - 11/15/2030	154,015
		TOTAL	11,990,360
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $78,765,816)	82,437,750
		COLLATERALIZED MORTGAGE OBLIGATIONS—16.9%
		Federal Home Loan Mortgage Corporation—0.0%
45,865		REMIC 2497 NE, 5.000%, 9/15/2017	47,044
		Federal National Mortgage Association—0.4%
89,360		REMIC 1999-13 PH, 6.000%, 4/25/2029	99,994
21,995		REMIC 321 2, 6.500%, 4/25/2032	5,152
657,921		REMIC 356 23, 6.500%, 12/25/2034	129,884
742,961		REMIC 356 24, 6.500%, 9/25/2035	146,496
615,666		REMIC 368 27, 6.500%, 11/25/2035	115,520
		TOTAL	497,046
		Non-Agency Mortgage-Backed Securities—16.5%
958,669		Countrywide Alternative Loan Trust 2003-J3, Class 1A3, 5.250%, 11/25/2033	963,029
773,773		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	713,831
225,985		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	181,532
696,210	[2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	693,625
3,161,829	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A2, 3.000%, 5/25/2043	3,103,181
1

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$2,054,808	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	$1,919,329
2,135,568	[2,3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	2,168,889
1,458,407	[2,3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	1,477,098
240,475		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	235,230
588,948		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	543,191
18,250	[2,4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	15,182
547,427		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	548,926
1,354,128		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,264,147
1,533,207		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,401,380
2,829,411		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,589,655
1,990,456		Sequoia Mortgage Trust 2013-6, Class A2, 3.000%, 5/25/2043	1,954,738
817,831	[2,3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	827,058
2,476,633	[2,3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	2,508,817
913,646		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	760,591
544,854		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	562,998
		TOTAL	24,432,427
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $26,149,558)	24,976,517
		AGENCY RISK TRANSFER SECURITIES—8.7%
1,500,000		Connecticut Avenue Securities Floating Rate Note, 3.022%, 5/25/2024	1,335,684
1,500,000		Connecticut Avenue Securities Floating Rate Note, 3.422%, 7/25/2024	1,351,452
1,500,000		Connecticut Avenue Securities Floating Rate Note, 4.822%, 1/25/2024	1,499,526
1,500,000		Connecticut Avenue Securities Floating Rate Note, 5.322%, 11/25/2024	1,495,691
1,500,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 4.022%, 4/25/2024	1,389,085
1,500,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 4.422%, 8/25/2024	1,436,789
1,500,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 4.922%, 2/25/2024	1,475,365
1,500,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 4.972%, 10/25/2024	1,478,364
1,500,000		Structured Agency Credit Risk Debt Note Floating Rate Note, 5.122%, 3/25/2028	1,460,291
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $13,385,566)	12,922,247
		ADJUSTABLE RATE MORTGAGES—0.2%
		Federal Home Loan Mortgage Corporation ARM—0.1%
67,315		2.215%, 7/1/2035	70,987
		Federal National Mortgage Association ARM—0.1%
120,596		1.972%, 7/1/2034	126,349
57,756		2.550%, 2/1/2036	61,293
		TOTAL	187,642
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $244,767)	258,629
		ASSET-BACKED SECURITIES—6.5%
		Auto Receivables—4.8%
1,120,000		AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	1,106,255
1,100,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,098,623
2,000,000		Hyundai Auto Receivables Trust 2015-A, Class D, 2.730%, 6/15/2021	1,992,133
1,680,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	1,665,719
1,220,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	1,224,813
		TOTAL	7,087,543
		Equipment Lease—1.0%
350,000	[2,3]	Great America Leasing Receivables 2015-1, Class C, 2.680%, 6/20/2022	351,074
1,130,000	[2,3]	Volvo Financial Equipment LLC 2015-1A, Class C, 2.420%, 11/15/2022	1,123,326
		TOTAL	1,474,400
2

Principal Amount			Value
		ASSET-BACKED SECURITIES—continued
		Other—0.7%
$1,109,071	[2,3]	Sierra Receivables Funding Co. LLC 2015-1A, Class A, 2.400%, 3/22/2032	$1,100,700
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,693,293)	9,662,643
		COMMERCIAL MORTGAGE-BACKED SECURITIES—10.9%
		Agency Commercial Mortgage-Backed Securities—8.9%
1,500,000	[2,3]	FREMF Mortgage Trust 2012-K22, 3.812%, 8/25/2045	1,483,767
1,605,000	[2,3]	FREMF Mortgage Trust 2012-K711, 3.562%, 8/25/2045	1,615,465
1,180,000	[2,3]	FREMF Mortgage Trust 2013-K24, 3.502%, 11/25/2045	1,150,335
1,750,000	[2,3]	FREMF Mortgage Trust 2013-K30, 3.667%, 6/25/2045	1,695,468
1,060,000	[2,3]	FREMF Mortgage Trust 2013-K712, 3.371%, 5/25/2045	1,054,147
1,934,624	[2,3]	FREMF Mortgage Trust 2014-K715, 3.977%, 2/25/2046	1,889,908
2,000,000	[2,3]	FREMF Mortgage Trust 2014-K717, 3.630%, 11/25/2047	1,905,910
1,500,000	[2,3]	FREMF Mortgage Trust 2015-K45, 3.714%, 4/25/2048	1,325,468
1,200,000	[2,3]	FREMF Mortgage Trust 2015-K49, 3.848%, 10/25/2048	1,060,188
		TOTAL	13,180,656
		Non-Agency Commercial Mortgage-Backed Securities—2.0%
3,000,000		Commercial Mortgage Trust 2013-LC6, Class B, 3.739%, 1/10/2046	3,010,559
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $16,735,301)	16,191,215
		REPURCHASE AGREEMENT—8.4%
12,447,000	[5]	Interest in $600,000,000 joint repurchase agreement 0.32%, dated 12/31/2015 under which Bank of America, N.A. will repurchase a security provided as collateral for $600,021,333 on 1/4/2016. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 2/25/2044 and the market value of that underlying security was $618,021,974. (AT COST)	12,447,000
		TOTAL INVESTMENTS—107.3% (IDENTIFIED COST $157,421,301)[6]	158,896,001
		OTHER ASSETS AND LIABILITIES - NET—(7.3)%[7]	(10,799,511)
		TOTAL NET ASSETS—100%	$148,096,490
At December 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[8]United States Treasury Notes 10-Year Long Futures	15	$1,888,594	March 2016	$102
[8]United States Treasury Ultra Bond Long Futures	20	$3,173,750	March 2016	$42,299
[8]United States Treasury Notes 5-Year Short Futures	40	$4,732,813	March 2016	$6,691
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$49,092
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,016,594 and $4,772,891, respectively. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $1,756. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2015, these restricted securities amounted to $28,468,935, which represented 19.2% of total net assets.
3

3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2015, these liquid restricted securities amounted to $28,453,753, which represented 19.2% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at December 31, 2015, is as follows:

Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$15,339	$15,182
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	At December 31, 2015, the cost of investments for federal tax purposes was $157,421,301. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,474,700. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,864,132 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,389,432.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
4

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$82,437,750	$—	$82,437,750
Collateralized Mortgage Obligations	—	27,971,894	15,182	27,987,076
Agency Risk Transfer Securities	—	12,922,247	—	12,922,247
Adjustable Rate Mortgages	—	258,629	—	258,629
Asset-Backed Securities	—	9,662,643	—	9,662,643
Commercial Mortgage-Backed Securities	—	13,180,656	—	13,180,656
Repurchase Agreement	—	12,447,000	—	12,447,000
TOTAL SECURITIES	$—	$158,880,819	$15,182	158,896,001
Other Financial Instruments*
Assets	$49,092	$—	$—	$49,092
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS*	$49,092	$—	$—	$49,092
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit
5
Federated Ultrashort Bond Fund
Portfolio of Investments
December 31, 2015 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.2%
		Federal National Mortgage Association—0.2%
$1,669,614		FNMA ARM 618128, 1.901%, 8/01/2033	$1,722,330
878,972		FNMA ARM 544848, 2.472%, 4/01/2030	897,319
1,606,277		FNMA ARM 544872, 2.801%, 7/01/2034	1,710,436
342,060		FNMA ARM 556379, 1.656%, 5/01/2040	349,250
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $4,557,905)	4,679,335
		ASSET-BACKED SECURITIES—47.7%
		Auto Receivables—23.2%
9,111,457	[1,2]	ARI Fleet Lease Trust 2012-B, Class A, 0.631%, 1/15/2021	9,105,710
3,333,869	[1,2]	ARI Fleet Lease Trust 2013-A, Class A3, 0.92%, 7/15/2021	3,331,834
2,371,688	[1,2]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	2,367,497
5,109,829		Ally Auto Receivables Trust 2014-SN2, Class A2B, 0.702%, 3/20/2017	5,109,737
10,000,000		Ally Master Owner Trust 2013-1, Class A1, 0.876%, 2/15/2018	10,001,664
4,750,000		Ally Master Owner Trust 2013-3, Class A, 0.946%, 9/15/2018	4,698,868
10,000,000		Ally Master Owner Trust 2014-5, Class A1, 0.916%, 10/15/2019	9,968,680
34,698	[1,2]	American Credit Acceptance Receivables Trust 2013-1, Class A, 1.45%, 4/16/2018	34,699
1,577,097	[1,2]	American Credit Acceptance Receivables Trust 2014-3, Class A, 0.99%, 8/10/2018	1,576,571
10,000,000		AmeriCredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,089,462
852,197		AmeriCredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	853,186
7,000,000		AmeriCredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	7,064,080
786,229		AmeriCredit Automobile Receivables Trust 2012-4, Class B, 1.31%, 11/8/2017	786,274
5,000,000		AmeriCredit Automobile Receivables Trust 2012-4, Class C, 1.93%, 8/8/2018	5,003,871
6,000,000		AmeriCredit Automobile Receivables Trust 2012-5, Class D, 2.35%, 12/10/2018	6,026,024
7,000,000		AmeriCredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	7,025,924
2,560,000		AmeriCredit Automobile Receivables Trust 2013-4, Class D, 3.31%, 10/8/2019	2,591,968
15,000,000		BMW Vehicle Lease Trust 2015-2, Class A3, 1.40%, 2/20/2019	14,917,273
13,000,000		BMW Vehicle Trust 2014-1, Class A4, 0.99%, 8/21/2017	12,986,014
8,015,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	8,022,543
2,139,638	[1,2]	Bank of The West Auto Trust 2014-1, Class A2, 0.69%, 7/17/2017	2,139,402
4,000,000	[1,2]	Bank of The West Auto Trust 2014-1, Class A3, 1.09%, 3/15/2019	3,984,639
3,935,000	[1,2]	CNH Wholesale Master Note Trust 2013-2A, Class B, 1.326%, 8/15/2019	3,930,629
7,012,761		California Republic Auto Receivables Trust 2015-2, Class A2, 0.88%, 2/15/2018	7,006,174
3,850,000	[1,2]	California Republic Auto Receivables Trust 2015-4, Class A2, 1.60%, 9/17/2018	3,850,566
1,497,002	[1,2]	Chesapeake Funding LLC 2011-2A, Class A, 1.672%, 4/7/2024	1,508,859
3,600,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class C, 1.972%, 5/7/2024	3,603,255
2,500,000	[1,2]	Chesapeake Funding LLC 2012-2A, Class D, 2.272%, 5/7/2024	2,502,514
3,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class B, 1.422%, 1/7/2025	3,001,448
4,000,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class C, 1.822%, 1/7/2025	4,002,020
2,500,000	[1,2]	Chesapeake Funding LLC 2013-1A, Class D, 2.222%, 1/7/2025	2,504,056
4,585,838	[1,2]	Chesapeake Funding LLC 2014-1A, Class A, 0.842%, 3/7/2026	4,580,257
4,350,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class B, 1.222%, 3/7/2026	4,340,278
1,740,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class C, 1.469%, 3/7/2026	1,735,953
2,660,000	[1,2]	Chesapeake Funding LLC 2014-1A, Class D, 1.972%, 3/7/2026	2,655,744
15,000,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class A, 0.922%, 2/7/2027	14,976,980
3,000,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class B, 1.372%, 2/7/2027	2,999,932
2,530,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class C, 1.872%, 2/7/2027	2,535,405

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$3,600,000	[1,2]	Chesapeake Funding LLC 2015-1A, Class D, 2.172%, 2/7/2027	$3,607,822
1,485,174	[1,2]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	1,485,485
3,312,122	[1,2]	Drive Auto Receivables Trust 2015-BA, Class A2B, 0.931%, 12/15/2017	3,312,267
10,220,000	[1,2]	Drive Auto Receivables Trust 2015-D, Class B, 2.59%, 12/16/2019	10,180,744
2,427,074	[1,2]	Enterprise Fleet Financing LLC 2013-2, Class A2, 1.06%, 3/20/2019	2,426,516
2,190,679	[1,2]	Enterprise Fleet Financing LLC 2014-1, Class A2, 0.87%, 9/20/2019	2,186,370
10,609,547	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	10,565,718
4,500,000		Fifth Third Auto Trust 2013-A, Class B, 1.21%, 4/15/2019	4,485,991
4,754,000		Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	4,747,327
10,170,000		Ford Credit Auto Lease Trust 2013-B, Class C, 1.51%, 8/15/2017	10,165,430
20,000,000		Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	19,940,929
9,000,000		Ford Credit Auto Owner Trust 2012-C, Class C, 1.69%, 4/15/2018	9,011,228
5,500,000		Ford Credit Auto Owner Trust 2012-D, Class D, 1.97%, 5/15/2019	5,518,933
8,900,000		Ford Credit FloorPlan Master Owner 2013-1, Class A2, 0.806%, 1/15/2018	8,900,178
10,000,000		GM Financial Automobile Leasing Trust 2015-3, Class A2A, 1.17%, 6/20/2018	9,958,698
6,750,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class C, 2.22%, 5/15/2020	6,750,048
6,500,000	[1,2]	GMF Floorplan Owner Revolving Trust 2015-1, Class D, 2.57%, 5/15/2020	6,493,214
10,500,000		Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	10,500,197
10,774,718	[1,2]	Hertz Fleet Lease Funding LP 2014-1, Class A, 0.824%, 4/10/2028	10,780,367
8,450,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	8,450,844
2,800,000		Huntington Auto Trust 2012-2, Class C, 1.37%, 5/15/2018	2,799,902
7,000,000		Huntington Auto Trust 2012-2, Class D, 2.11%, 5/15/2019	7,022,553
8,175,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	8,160,248
10,000,000	[1,2]	Hyundai Auto Lease Securitization Trust 2014-B, Class B, 1.54%, 12/17/2018	9,982,680
4,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	4,007,461
8,000,000		Hyundai Auto Receivables Trust 2012-B, Class B, 1.39%, 3/15/2018	8,001,316
10,375,000	[1,2]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 1.076%, 5/15/2018	10,372,154
6,500,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	6,531,614
5,000,000	[1,2]	M&T Bank Auto Receivables Trust 2013-1A, Class C, 2.16%, 3/15/2019	5,015,554
10,000,000		Mercedes-Benz Auto Lease Trust 2014-A, Class A4, 0.90%, 12/16/2019	9,999,070
9,140,000		Mercedes-Benz Auto Lease Trust 2015-B, Class A4, 1.53%, 5/17/2021	9,073,923
5,688,800	[1,2]	Motor PLC 2014-1A, Class A1, 0.902%, 8/25/2021	5,689,710
12,750,000	[1,2]	Motor PLC 2015-1A, Class A1, 1.022%, 6/25/2022	12,751,555
6,300,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class A, 1.172%, 10/25/2019	6,281,893
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class B, 1.422%, 10/25/2019	4,000,791
4,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class C, 1.922%, 10/25/2019	4,007,250
4,610,000	[1,2]	Navistar Financial Dealer Note Master Trust 2014-1, Class D, 2.722%, 10/25/2019	4,622,035
15,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2014-1A, Class A, 1.92%, 10/15/2019	14,865,045
15,000,000	[1,2]	Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	14,866,482
16,000,000		Nissan Auto Lease Trust 2014-B, Class A4, 1.29%, 3/16/2020	15,917,266
10,800,000	[1,2]	Porsche Innovative Lease Owner Trust 2014-1, Class A4, 1.26%, 9/21/2020	10,790,074
10,000,000	[1,2]	Porsche Innovative Lease Owner Trust 2015-1, Class A4, 1.43%, 5/21/2021	9,949,336
4,665,769	[1,2]	SMART ABS Series 2012-2US Trust, Class A4B, 1.675%, 3/14/2018	4,675,446
4,000,000		SMART ABS Series 2012-4US Trust, Class A4B, 1.125%, 8/14/2018	3,993,045
11,634,100		SMART Series 2013-1US Trust, Class A4B, 0.925%, 10/14/2018	11,597,115
14,500,000		SMART Series 2013-2US Trust, Class A4B, 0.975%, 2/14/2019	14,448,211
4,120,000		Santander Drive Auto Receivables Trust 2012-6, Class D, 2.52%, 9/17/2018	4,138,362
6,800,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 1/15/2019	6,796,368
10,000,000		Santander Drive Auto Receivables Trust 2013-3, Class D, 2.42%, 4/15/2019	10,016,628

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$5,570,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	$5,639,048
5,000,000		Santander Drive Auto Receivables Trust 2014-4, Class B, 1.82%, 5/15/2019	4,997,859
3,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	3,011,834
11,740,000		Santander Drive Auto Receivables Trust 2015-5, Class A3, 1.58%, 9/16/2019	11,673,755
7,000,000		Volkswagen Auto Lease Trust 2014-A A4, Class A4, 0.99%, 7/20/2018	6,992,290
8,000,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	8,005,726
10,500,000		World Omni Automobile Lease Securitization Trust 2014-A, Class B, 1.65%, 4/15/2020	10,486,759
10,500,000	[1,2]	World Omni Master Owner Trust 2013-1, Class A, 0.681%, 2/15/2018	10,497,654
		TOTAL	644,566,308
		Credit Card—11.7%
25,019,000	[1,2]	American Express Credit Account Master Trust 2012-4, Class C, 1.131%, 5/15/2020	25,063,146
14,500,000		American Express Credit Account Master Trust 2013-1, Class B, 1.126%, 2/16/2021	14,560,509
9,086,000		American Express Credit Account Master Trust 2014-5, Class B, 0.781%, 5/15/2020	9,048,394
18,834,000		American Express Issuance Trust II 2013-1, Class C, 1.031%, 2/15/2019	18,822,060
3,111,000		American Express Issuance Trust II 2013-2, Class B, 1.031%, 8/15/2019	3,115,098
17,000,000		Bank of America Credit Card Trust 2014-A1, Class A, 0.711%, 6/15/2021	16,969,018
12,225,000		Bank of America Credit Card Trust 2015-A1, Class A, 0.661%, 6/15/2020	12,208,486
7,825,000		Barclays DryRock Issuance Trust 2014-4, Class A, 0.721%, 9/15/2020	7,807,422
17,300,000		Capital One Multi Asset Execution Trust 2014-A4, Class A4, 0.691%, 6/15/2022	17,310,260
7,700,000		Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 1.156%, 1/18/2022	7,687,557
6,000,000	[1,2]	Cards II Trust, Class A, 0.851%, 7/15/2020	5,982,840
13,180,000		Chase Issuance Trust 2007-B1, Class B1, 0.676%, 4/15/2019	13,141,998
15,000,000		Chase Issuance Trust 2014-A5, Class A5, 0.796%, 4/15/2021	14,932,769
10,000,000		Citibank Credit Card Issuance Trust 2007-A8, Class A8, 5.65%, 9/20/2019	10,684,913
12,000,000		Citibank Credit Card Issuance Trust 2013-A11, Class A11, 0.662%, 2/7/2018	11,999,524
15,500,000		Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.698%, 5/26/2020	15,471,037
13,500,000		Discover Card Execution Note Trust 2013-A6, Class A6, 0.781%, 4/15/2021	13,492,431
11,829,000		Discover Card Execution Note Trust 2014-A1, Class A1, 0.761%, 7/15/2021	11,814,611
18,000,000		DryRock Issuance Trust 2014-1, Class A, 0.691%, 12/16/2019	17,972,501
10,000,000		First National Master Note Trust 2015-1, Class A, 1.101%, 9/15/2020	10,022,069
14,450,000	[1,2]	Golden Credit Card Trust 2013-1A, Class A, 0.581%, 2/15/2018	14,448,948
7,000,000	[1,2]	Golden Credit Card Trust 2013-2A, Class A, 0.761%, 9/15/2018	6,996,078
20,500,000	[1,2]	Golden Credit Card Trust 2014-2A, Class A, 0.781%, 3/15/2021	20,358,077
5,582,000	[1,2]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	5,588,030
6,000,000	[1,2]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	5,998,452
4,850,000	[1,2]	Penarth Master Issuer 2015-1A, Class A1, 0.76%, 3/18/2019	4,845,271
8,000,000	[1,2]	Turquoise Card Backed Securities PLC HCARD 2012-1A, Class A, 1.226%, 6/17/2019	8,023,376
		TOTAL	324,364,875
		Equipment Lease—4.7%
6,600,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	6,607,506
6,000,000	[1,2]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	6,011,599
6,887,500	[1,2]	CLI Funding LLC 2013-1A, Note, 2.83%, 3/18/2028	6,796,716
2,300,000		CNH Equipment Trust 2012-C, Class B, 1.30%, 3/16/2020	2,292,715
7,615,000		CNH Equipment Trust 2012-D, Class B, 1.27%, 5/15/2020	7,579,712
6,500,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	6,468,835
4,786,018		CNH Equipment Trust 2014-C, Class A2, 0.63%, 12/15/2017	4,779,423
5,000,000	[1,2]	Dell Equipment Finance Trust 2014-1, Class C, 1.80%, 6/22/2020	4,998,104
15,000,000	[1,2]	Dell Equipment Finance Trust 2015-2, Class D, 3.61%, 3/22/2021	14,881,681
5,000,000		GE Equipment Midticket LLC Series 2014-1, Class A4, 1.59%, 8/22/2023	4,981,682

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$3,575,000		GE Equipment Midticket LLC, Series 2013-1, Class B, 1.78%, 2/22/2023	$3,573,102
4,800,000	[1,2]	GE Equipment Small Ticket LLC Series 2013-1A, Class A4, 1.39%, 7/24/2020	4,801,711
5,000,000	[1,2]	GE Equipment Small Ticket LLC Series 2014-1A, Class B, 1.67%, 10/25/2021	4,977,445
3,150,000		GE Equipment Transportation LLC, Series 2012-1, Class B, 1.16%, 9/22/2020	3,147,367
2,715,773	[1,2]	Great America Leasing Receivables 2013-1, Class A4, 1.16%, 5/15/2018	2,709,890
1,200,000	[1,2]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,198,844
1,000,000	[1,2]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	1,000,362
4,092,000	[1,2]	Great America Leasing Receivables 2014-1, Class B, 1.86%, 8/15/2020	4,079,868
2,360,000	[1,2]	Great America Leasing Receivables 2014-1, Class C, 2.11%, 8/15/2021	2,359,917
4,100,000	[1,2]	Great America Leasing Receivables 2015-1, Class C, 2.68%, 6/20/2022	4,112,582
4,236,611	[1,2]	Kubota Credit Owner Trust 2015-1A, Class A2, 0.94%, 12/15/2017	4,225,253
5,712,255	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A4, 1.35%, 10/10/2018	5,706,106
3,250,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class B, 1.74%, 10/22/2018	3,253,605
2,332,000	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class C, 2.68%, 10/22/2018	2,335,515
3,990,000	[1,2]	Volvo Financial Equipment LLC 2013-1, Class C, 1.62%, 8/17/2020	3,975,883
2,342,658	[1,2]	Volvo Financial Equipment LLC 2013-1A, Class A3, 0.74%, 3/15/2017	2,342,154
2,900,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	2,888,765
3,250,000	[1,2]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	3,248,606
6,450,000	[1,2]	Volvo Financial Equipment LLC 2015-1A, Class B, 2.27%, 3/16/2020	6,420,556
		TOTAL	131,755,504
		Home Equity Loan—0.2%
34,912		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.782%, 7/25/2035	34,910
4,415,992		Carrington Mortgage Loan Trust 2006-RFC1, Class A3, 0.602%, 2/25/2036	4,319,322
28,887		Countrywide Asset Backed Certificates 2004-4, Class A, 1.162%, 8/25/2034	26,567
127,616		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.442%, 11/25/2034	117,592
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	20,516
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 1.082%, 2/25/2035	155,764
357,584	[1,2]	Quest Trust 2004—X1, Class A, 1.082%, 3/25/2034	359,617
1,469,132		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	1,471,954
50,053		Residential Asset Securities Corporation 2003-KS6, Class A2, 1.022%, 8/25/2033	49,699
2,532,132	[1,2,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
		TOTAL	6,555,941
		Manufactured Housing—0.0%
25,274		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	25,190
		Other—7.7%
3,643,108	[1,2]	ACS Pass Through Trust 2007-1A, Class G1, 0.722%, 6/14/2037	3,567,730
917,041	[1,2]	Aircraft Lease Securitisation Ltd. 2007-1A, Class G3, 0.688%, 5/10/2032	908,128
2,555,583	[1,2]	Bank of America Student Loan Trust 2010-1A, Class A, 1.120%, 2/25/2043	2,522,916
15,000,000	[1,3]	Carlyle Global Market Strategies, Class A, 2.522%, 10/15/2021	15,000,000
6,441,199		Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.102%, 10/25/2035	6,244,936
858,795	[1,2]	Navient Student Loan Trust 2014-AA, Class A1, 0.906%, 5/16/2022	857,937
7,000,000		New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.170%, 10/25/2025	6,991,530
5,546,898		New Hampshire Higher Education Loan Co. 2012-1, Class A, 0.922%, 10/25/2028	5,419,208
3,588,591		Ohio Phase In Recovery Funding LLC, Class A1, 0.958%, 7/1/2018	3,579,369
8,450,000	[1,2]	PFS Financing Corp. 2013-AA, Class A, 0.976%, 2/15/2018	8,446,952
14,095,000	[1,2]	PFS Financing Corp. 2014-AA, Class A, 1.026%, 2/15/2019	14,061,663
6,000,000	[1,2]	PFS Financing Corp. 2014-AA, Class B, 1.376%, 2/15/2019	5,982,069
13,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class A, 1.026%, 10/15/2019	12,835,986
3,000,000	[1,2]	PFS Financing Corp. 2014-BA, Class B, 1.276%, 10/15/2019	2,993,490

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$15,460,647	[1,2]	SLM Student Loan Trust 2010-A, Class 2A, 3.676%, 5/16/2044	$15,981,609
5,925,886		SLM Student Loan Trust 2011-1, Class A1, 0.942%, 3/25/2026	5,855,195
8,454,800		SLM Student Loan Trust 2011-2, Class A1, 1.022%, 11/25/2027	8,372,130
917,430	[1,2]	SLM Student Loan Trust 2011-A, Class A1, 1.426%, 10/15/2024	918,347
1,994,637	[1,2]	SLM Student Loan Trust 2012-A, Class A1, 1.826%, 8/15/2025	2,003,292
7,919,164	[1,2]	SLM Student Loan Trust 2012-C, Class A1, 1.526%, 8/15/2023	7,929,690
3,197,715	[1,2]	SLM Student Loan Trust 2012-E, Class A1, 1.176%, 10/16/2023	3,198,246
6,100,000	[1,2]	SLM Student Loan Trust 2013-A, Class A2B, 1.476%, 5/17/2027	6,073,357
7,000,000	[1,2]	SLM Student Loan Trust 2013-A, Class B, 2.50%, 3/15/2047	6,843,085
6,575,125	[1,2]	SLM Student Loan Trust 2013-B, Class A1, 1.076%, 7/15/2022	6,569,280
1,665,000	[1,2]	SLM Student Loan Trust 2013-B, Class A2B, 1.526%, 6/17/2030	1,665,507
9,850,000	[1,2]	SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	9,681,836
1,282,458	[1,2]	SLM Student Loan Trust 2013-C, Class A1, 1.181%, 2/15/2022	1,282,923
7,000,000	[1,2]	SLM Student Loan Trust 2013-C, Class A2B, 1.731%, 10/15/2031	6,995,127
7,500,000	[1,2]	SLM Student Loan Trust 2014-A, Class A2B, 1.481%, 1/15/2026	7,476,005
461,102	[1,2]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	462,006
949,990	[1,2]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	959,254
11,378,253	[1,2]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	11,404,937
5,228,476	[1,2]	Sierra Receivables Funding Co. 2015-1A, Class A, 2.40%, 3/22/2032	5,189,016
1,059,725	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 1.87%, 8/20/2029	1,059,667
2,672,482	[1,2]	Sierra Receivables Funding Co. LLC, Class A, 2.30%, 10/20/2031	2,676,841
917,480	[1,2]	Social Professional Loan Program LLC 2014-A, Class A1, 2.022%, 6/25/2025	926,781
3,023,339	[1,2]	Social Professional Loan Program LLC 2014-B, Class A1, 1.672%, 8/25/2032	3,009,517
7,509,015	[1,2]	Social Professional Loan Program LLC 2015-A, Class A1, 1.622%, 3/25/2033	7,497,040
924,518		South Texas Higher Education Authority, Class A1, 1.112%, 10/1/2020	923,120
		TOTAL	214,365,722
		Rate Reduction Bond—0.2%
6,261,883		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	6,850,666
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,332,842,695)	1,328,484,206
		CORPORATE BONDS—30.5%
		Basic Industry - Chemicals—0.3%
8,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	8,500,570
		Basic Industry - Metals & Mining—0.5%
3,500,000	[1,2]	Anglo American Capital PLC, Floating Rate Note—Sr. Note, Series 144A, 1.572%, 4/15/2016	3,465,994
1,000,000		BHP Billiton Finance (USA), Inc., Floating Rate Note—Sr. Note, 0.853%, 9/30/2016	997,152
4,000,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,030,392
4,750,000		Rio Tinto Finance USA Ltd., Floating Rate Note—Sr. Note, 1.366%, 6/17/2016	4,733,936
		TOTAL	13,227,474
		Capital Goods - Building Materials—0.1%
3,946,000		Masco Corp., Sr. Unsecd. Note, 6.125%, 10/3/2016	4,074,166
		Capital Goods - Diversified Manufacturing—0.5%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,502,273
10,000,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	9,924,730
1,300,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	1,322,656
		TOTAL	13,749,659
		Communications - Cable & Satellite—0.3%
9,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	9,827,118

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Entertainment—0.9%
$2,075,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	$2,068,003
5,000,000		CBS Corp., 2.30%, 8/15/2019	4,949,170
4,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	4,209,163
1,870,000		McGraw Hill Financial, Inc., Sr. Unsecd. Note, 2.50%, 8/15/2018	1,883,011
1,750,000		Viacom, Inc., 2.50%, 9/1/2018	1,746,952
10,000,000		Walt Disney Co., Floating Rate Note—Sr. Note, Series GMTN, 0.722%, 5/30/2019	9,985,350
		TOTAL	24,841,649
		Communications - Telecom Wireless—0.6%
8,580,000		America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.502%, 9/12/2016	8,581,338
7,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	7,303,877
		TOTAL	15,885,215
		Communications - Telecom Wirelines—1.1%
6,000,000		AT&T, Inc., Floating Rate Note—Sr. Note, 0.741%, 2/12/2016	5,997,492
5,650,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,684,883
8,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	8,160,640
7,000,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.296%, 6/17/2019	6,958,378
3,680,000		Verizon Communications, Inc., Floating Rate Note—Sr. Note, 2.252%, 9/14/2018	3,770,543
		TOTAL	30,571,936
		Consumer Cyclical - Automotive—3.1%
1,265,000		American Honda Finance Corp., Floating Rate Note—Sr. Note, 0.117%, 10/7/2016	1,267,555
6,000,000	[1,2]	American Honda Finance Corp., Floating Rate Note—Sr. Note, Series 144A, 0.782%, 5/26/2016	6,006,186
4,000,000	[1,2]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	3,971,244
5,000,000		American Honda Finance Corp., Unsecd. Deb., Series MTN, 0.541%, 9/2/2016	4,996,610
7,000,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144a, 0.837%, 3/10/2017	6,964,636
7,750,000	[1,2]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 1.189%, 8/1/2018	7,719,930
9,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 0.669%, 8/1/2017	8,941,104
10,000,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 2.682%, 1/15/2019	10,059,000
6,000,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 1.875%, 8/9/2016	6,008,670
8,500,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.303%, 9/26/2016	8,499,822
6,900,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	7,038,566
10,000,000	[1,2]	Volkswagen Group of America Finance LLC, Floating Rate Note—Sr. Note, Series 144A, 0.748%, 5/23/2017	9,704,940
5,000,000	[1,2]	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, Series 144A, 0.810%, 11/20/2017	4,806,800
		TOTAL	85,985,063
		Consumer Cyclical - Leisure—0.2%
4,460,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	4,455,665
		Consumer Cyclical - Retailers—0.2%
2,500,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,497,385
2,000,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 0.60%, 4/11/2016	2,000,020
		TOTAL	4,497,405
		Consumer Cyclical - Services—0.6%
9,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 0.932%, 11/28/2017	8,941,617
6,000,000		Expedia, Inc., 7.456%, 8/15/2018	6,690,372
		TOTAL	15,631,989
		Consumer Non-Cyclical - Food/Beverage—1.8%
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,497,537
3,300,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,300,531
12,000,000		Mondelez International, Inc., Floating Rate Note—Sr. Note, 0.849%, 2/1/2019	11,798,088
2,000,000	[1,2]	Pernod Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	2,025,462
9,500,000	[1,2]	SABMiller Holdings, Inc., Floating Rate Note—Sr. Note, Series 144A, 1.019%, 8/1/2018	9,430,907

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$11,235,000		Tyson Foods, Inc., 6.60%, 4/1/2016	$11,384,404
		TOTAL	50,436,929
		Consumer Non-Cyclical - Health Care—0.6%
10,400,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 0.892%, 10/6/2017	10,373,657
7,000,000		Becton Dickinson & Co., Sr. Unsecd. Note, 0.962%, 6/15/2016	6,997,501
		TOTAL	17,371,158
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
2,000,000		AbbVie, Inc., Sr. Unsecd. Note, 1.80%, 5/14/2018	1,992,066
		Consumer Non-Cyclical - Supermarkets—0.3%
7,500,000		Kroger Co., Sr. Unsecd. Note, 0.845%, 10/17/2016	7,496,670
		Consumer Non-Cyclical - Tobacco—0.3%
4,000,000		Reynolds American, Inc., Sr. Unsecd. Note, 2.30%, 6/12/2018	4,027,768
3,335,000		Reynolds American, Inc., Sr. Unsecd. Note, Series*, 2.30%, 8/21/2017	3,362,557
		TOTAL	7,390,325
		Energy - Independent—0.6%
5,540,000		Canadian Natural Resources Ltd., Floating Rate Note—Sr. Note, 0.978%, 3/30/2016	5,528,028
6,665,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	6,486,691
5,800,000		Hess Corp., 1.30%, 6/15/2017	5,677,522
		TOTAL	17,692,241
		Energy - Integrated—1.5%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,024,310
6,000,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 1.233%, 9/26/2018	5,940,144
3,000,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,016,188
10,000,000		Chevron Corp., Unsecd. Note, 0.892%, 11/15/2021	9,936,320
3,000,000		Petrobras International Finance Co., Company Guarantee, 3.875%, 1/27/2016	2,991,750
8,750,000		Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.335%, 7/18/2018	8,673,437
7,000,000		Statoil ASA, Floating Rate Note—Sr. Note, 0.652%, 5/15/2018	6,962,501
		TOTAL	42,544,650
		Energy - Midstream—0.3%
4,309,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.50%, 3/1/2016	4,323,039
3,220,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.00%, 2/1/2017	3,258,572
		TOTAL	7,581,611
		Energy - Oil Field Services—0.4%
4,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 2.35%, 9/15/2016	4,727,366
5,000,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 1.90%, 12/21/2017	4,983,660
2,000,000	[1,2]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	1,978,834
		TOTAL	11,689,860
		Energy - Refining—0.2%
5,830,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 2.70%, 12/14/2018	5,769,753
		Financial Institution - Banking—9.5%
7,500,000		American Express Co., Floating Rate Note—Sr. Note, 0.968%, 5/22/2018	7,457,903
2,600,000		American Express Credit Corp., 0.886%, 9/22/2017	2,583,157
5,050,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	5,019,099
16,000,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 0.989%, 2/1/2019	15,873,248
3,500,000		Bank of America Corp., Floating Rate Note—Sr. Note, 1.662%, 1/15/2019	3,515,435
3,600,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.003%, 8/25/2017	3,596,054
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.406%, 3/22/2016	5,000,345
10,000,000		Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 1.217%, 4/9/2018	10,016,420
7,900,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.972%, 9/11/2019	7,839,273

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,575,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.60%, 5/22/2018	$1,569,609
3,750,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.15%, 11/21/2016	3,741,874
4,150,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.50%, 9/5/2017	4,118,804
5,000,000		Citigroup, Inc., 0.852%, 8/14/2017	4,977,030
5,000,000		Citigroup, Inc., 1.80%, 2/5/2018	4,985,135
8,000,000		Citigroup, Inc., Sr. Unsecd. Note, 1.402%, 4/1/2016	7,999,408
7,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	6,942,943
10,000,000		Fifth Third Bancorp, Floating Rate Note—Sr. Note, Series BKNT, 0.874%, 11/18/2016	10,000,720
5,000,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	4,987,230
15,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.462%, 11/15/2018	15,071,415
3,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.476%, 4/23/2020	3,759,435
2,000,000		HSBC USA, Inc., Floating Rate Note, 0.893%, 6/23/2017	1,983,808
4,800,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,778,088
6,750,000		Huntington National Bank, Floating Rate Note—Sr. Note, 0.745%, 4/24/2017	6,718,343
7,850,000		JPMorgan Chase & Co., Sr. Unsecd. Note, Series 1, 0.953%, 1/28/2019	7,797,774
2,450,000		MUFG Union Bank, N.A., Floating Rate Note—Sr. Note, 1.353%, 9/26/2016	2,450,409
13,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.620%, 7/25/2017	12,964,393
6,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, 1.170%, 1/24/2019	5,989,062
2,725,000		Morgan Stanley, Floating Rate Note—Sr. Note, 1.643%, 2/25/2016	2,727,376
10,000,000		Morgan Stanley, Floating Rate Note—Sr. Note, Series GMTN, 1.600%, 4/25/2018	10,112,500
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.463%, 1/27/2020	2,006,234
10,000,000	[1,2]	Nordea Bank AB, Floating Rate Note—Sr. Note, Series 144A, 0.819%, 5/13/2016	10,007,140
4,500,000		PNC Bank, N.A., Floating Rate Note—Sr. Note, 0.633%, 1/28/2016	4,499,757
5,300,000		Royal Bank of Canada, Montreal, Floating Rate Note—Sr. Note, Series GMTN, 0.832%, 3/8/2016	5,298,929
10,000,000		Royal Bank of Canada, Montreal, Sr. Unsecd. Note, Series GMTN, 0.882%, 10/13/2017	9,970,150
12,000,000		U.S. Bank, N.A., Series BKNT, 0.692%, 9/11/2017	11,972,748
5,000,000		U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.803%, 10/28/2019	4,968,180
5,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	4,981,055
10,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 0.722%, 9/8/2017	9,949,490
15,000,000		Westpac Banking Corp., Floating Rate Note, 1.062%, 7/30/2018	14,983,260
		TOTAL	263,213,233
		Financial Institution - Broker/Asset Mgr/Exchange—0.3%
9,425,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	9,456,225
		Financial Institution - Finance Companies—0.2%
5,037,000	[1,2]	GE Capital International Funding Co., Sr. Unsecd. Note, Series 144A, 0.964%, 4/15/2016	5,039,437
		Financial Institution - Insurance - Life—2.4%
2,400,000		Aflac, Inc., Sr. Unsecd. Note, 2.65%, 2/15/2017	2,431,966
22,000,000	[1,2]	MetLife Global Funding I, Floating Rate Note—Sr. Secured Note, Series 144A, 0.997%, 4/10/2017	22,025,256
6,500,000	[1,2]	New York Life Global Funding, Floating Rate Note—Sr. Note, Series 144A, 0.666%, 5/23/2016	6,506,942
12,000,000	[1,2]	New York Life Global Funding, Series 144A, 0.792%, 12/15/2017	12,025,428
6,000,000	[1,2]	PRICOA Global Funding I, Sr. Unsecd. Note, Series 144A, 1.15%, 11/25/2016	6,000,042
3,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 1.85%, 11/15/2017	3,003,783
2,650,000	[1,2]	Principal Life Global Funding II, Floating Rate Note—Sr. Note, Series 144A, 0.777%, 5/27/2016	2,651,335
11,000,000		Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.142%, 8/15/2018	11,002,838
		TOTAL	65,647,590
		Financial Institution - Insurance - P&C—0.3%
6,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	6,003,762
3,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	2,976,204
		TOTAL	8,979,966

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—2.2%
$3,750,000		Apple, Inc., Floating Rate Note—Sr. Note, 0.584%, 5/3/2018	$3,744,300
5,000,000		Apple, Inc., Floating Rate Note—Sr. Note, 0.637%, 5/6/2019	4,979,590
11,000,000		Cisco Systems, Inc., Floating Rate Note—Sr. Note, 0.914%, 3/1/2019	10,998,636
3,390,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	3,345,415
10,000,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 2.353%, 10/5/2017	10,019,410
8,000,000		IBM Corp., Unsecd. Note, 1.125%, 2/6/2018	7,949,344
2,000,000		KLA-Tencor Corp., Sr. Unsecd. Note, 2.375%, 11/1/2017	2,002,028
3,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	3,443,125
2,000,000		Microsoft Corporation, Sr. Unsecd. Note, 1.00%, 5/1/2018	1,984,696
8,000,000		Oracle Corp., Floating Rate Note—Sr. Note, 1.202%, 1/15/2019	8,012,304
5,600,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	5,863,295
		TOTAL	62,342,143
		Transportation - Railroads—0.3%
9,000,000	[1,2]	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, Series 144A, 1.023%, 10/28/2016	8,894,637
		Transportation - Services—0.2%
5,100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.35%, 2/26/2019	5,058,542
2,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.60%, 3/1/2016	2,007,906
		TOTAL	7,066,448
		Utility - Electric—0.4%
6,000,000		Duke Energy Corp., Floating Rate Note—Sr. Note, 0.992%, 4/3/2017	5,981,916
1,150,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,155,791
3,000,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	3,012,246
		TOTAL	10,149,953
		Utility - Natural Gas—0.2%
7,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	6,999,895
		TOTAL CORPORATE BONDS (IDENTIFIED COST $851,939,091)	849,002,699
		COMMERCIAL PAPER—2.2%[4]
		Consumer Cyclical - Automotive—0.5%
15,000,000	[1,2]	Ford Motor Credit Co., 2/5/2016 CP4-2	14,985,416
		Consumer Non-Cyclical - Food/Beverage—0.6%
15,000,000	[1,2]	Bacardi USA, Inc., 1/20/2016 CP4-2	14,995,646
		Consumer Non-Cyclical - Health Care—0.6%
15,000,000	[1,2]	Becton Dickinson & Co., 0.010%, 1/11/2016 CP4-2	14,997,500
		Utility - Electric—0.5%
15,000,000	[1,2]	Dominion Resources, Inc., 1/28/2016 CP4-2	14,993,475
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $59,972,037)	59,972,037
		MUNICIPAL BONDS—0.9%
		Municipal Services—0.6%
6,450,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	6,466,964
10,000,000		Mississippi State, Taxable UT GO Refunding Bonds (Series 2012C), 1.128% Bonds, 11/1/2017	10,034,700
		TOTAL	16,501,664
		University—0.3%
7,500,000		University of California (The Regents of), General Revenue Bonds (Series 2011Y-1 Taxable Floating Rate Notes), 0.928% TOBs 7/1/2017	7,493,925
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $23,950,000)	23,995,589

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
$516,816		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033 (IDENTIFIED COST $546,372)	$600,095
		COLLATERALIZED MORTGAGE OBLIGATIONS—9.2%
		Commercial Mortgage—3.4%
10,600,000	[1,2]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 1.081%, 6/15/2033	10,503,038
2,879,277		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	2,857,373
678,510	[1,2]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	680,384
33,058	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	33,109
25,000,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2014-FBLU, Class B, 1.831%, 12/15/2028	24,894,015
25,000,000	[1,2]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 0.981%, 11/15/2045	25,001,487
1,389,917		Morgan Stanley BAML Trust 2012-C5, Class A1, 0.916%, 8/15/2045	1,385,992
15,000,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.214%, 4/10/2046	14,974,741
1,135,018		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A1, 1.524%, 1/10/2045	1,136,316
5,000,000	[1,2]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.505%, 6/15/2045	5,135,877
8,000,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.401%, 7/15/2046	8,027,660
		TOTAL	94,629,992
		Federal Home Loan Mortgage Corporation—1.1%
31,500		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.776%, 2/15/2018	31,568
3,397,816		Federal Home Loan Mortgage Corp. REMIC 2819 F, 0.826%, 6/15/2034	3,414,976
964,113		Federal Home Loan Mortgage Corp. REMIC 3071 TF, 0.726%, 4/15/2035	967,573
2,064,038		Federal Home Loan Mortgage Corp. REMIC 3084 XF, 0.946%, 12/15/2035	2,087,236
694,761		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.886%, 2/15/2034	700,385
2,685,576		Federal Home Loan Mortgage Corp. REMIC 3153 EF, 0.836%, 5/15/2036	2,701,224
1,056,959		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.806%, 5/15/2036	1,062,649
657,588		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.911%, 8/15/2035	662,907
156,094		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.826%, 7/15/2036	156,836
1,190,021		Federal Home Loan Mortgage Corp. REMIC 3211 FN, 0.726%, 9/15/2036	1,191,567
1,144,555		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.826%, 7/15/2036	1,148,369
381,007		Federal Home Loan Mortgage Corp. REMIC 3320 FM, 0.826%, 7/15/2036	383,599
739,099		Federal Home Loan Mortgage Corp. REMIC 3339 AF, 0.876%, 7/15/2037	742,235
3,790,694		Federal Home Loan Mortgage Corp. REMIC 3382 FG, 1.026%, 11/15/2037	3,834,749
2,972,391		Federal Home Loan Mortgage Corp. REMIC 3387 PF, 0.846%, 11/15/2037	2,990,825
443,442		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.176%, 7/15/2036	450,606
1,080,226		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.336%, 7/15/2037	1,106,286
1,538,021		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	1,555,729
6,228,243		Federal Home Loan Mortgage Corp. REMIC KGRP A, 0.601%, 4/25/2020	6,238,325
		TOTAL	31,427,644
		Federal National Mortgage Association—0.6%
372,378		Federal National Mortgage Association REMIC 2002-77 FA, 1.36%, 12/18/2032	381,381
1,043,492		Federal National Mortgage Association REMIC 2006-119 CF, 0.722%, 12/25/2036	1,044,907
913,501		Federal National Mortgage Association REMIC 2006-44 FK, 0.852%, 6/25/2036	919,401
3,949,562		Federal National Mortgage Association REMIC 2006-61 FQ, 0.822%, 7/25/2036	3,968,011
888,692		Federal National Mortgage Association REMIC 2006-79 DF, 0.772%, 8/25/2036	892,354
2,239,095		Federal National Mortgage Association REMIC 2006-81 FB, 0.772%, 9/25/2036	2,247,690
1,921,421		Federal National Mortgage Association REMIC 2006-W1 2AF1, 0.642%, 2/25/2046	1,902,184
1,438,890		Federal National Mortgage Association REMIC 2007-88 FY, 0.882%, 9/25/2037	1,445,980
761,112		Federal National Mortgage Association REMIC 2007-97 FE, 0.872%, 7/25/2037	766,426
457,344		Federal National Mortgage Association REMIC 2008-69 FB, 1.422%, 6/25/2037	469,778
400,641		Federal National Mortgage Association REMIC 2009-42 FG, 1.222%, 5/25/2039	405,430
85,144		Federal National Mortgage Association REMIC 2009-63 FB, 0.922%, 8/25/2039	85,614

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$1,041,831		Federal National Mortgage Association REMIC 2009-69 F, 1.272%, 4/25/2037	$1,064,356
		TOTAL	15,593,512
		Government Agency—0.4%
5,015,104	[1,2]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	4,920,497
3,863,065		NCUA Guaranteed Notes 2011-C1, Class 2A, 0.952%, 3/9/2021	3,812,223
1,469,856		NCUA Guaranteed Notes 2011-R1, Class 1A, 0.874%, 1/8/2020	1,473,645
		TOTAL	10,206,365
		Government National Mortgage Association—1.2%
15,211,070		Government National Mortgage Association REMIC 2012-H31 FA, 0.542%, 11/20/2062	15,082,815
8,990,432		Government National Mortgage Association REMIC 2013-H16 FA, 0.732%, 7/20/2063	8,968,637
9,851,280		Government National Mortgage Association REMIC 2013-H17 FA, 0.742%, 7/20/2063	9,831,102
		TOTAL	33,882,554
		Non-Agency Mortgage—2.5%
35,024		Bank of America Mortgage Securities 2003-A, Class 1A1, 2.497%, 2/25/2033	34,101
226,695	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.300%, 2/3/2029	196,593
54,664		Chaseflex Trust 2006-1, Class A2A, 4.775%, 6/25/2036	54,414
251,901		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.963%, 11/20/2035	84,333
773,566	[1,2]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.00%, 6/25/2042	770,694
4,215,772	[1,2]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	3,947,324
2,054,808	[1,2]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.13%, 2/25/2043	1,919,329
330,926		Impac CMB Trust 2004-7, Class 1A2, 1.342%, 11/25/2034	309,443
524,164		Impac CMB Trust 2004-9, Class 1A2, 1.302%, 1/25/2035	382,163
6,173,676	[1,2]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.778%, 12/22/2054	6,179,843
13,127,939	[1,2]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.878%, 12/22/2054	13,110,675
995,401		Mellon Residential Funding Corp. 2001-TBC1, Class A1, 1.031%, 11/15/2031	940,287
602,170		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	603,819
1,972,901		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,841,803
4,370,149		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	4,019,902
8,510,537		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.45%, 2/25/2043	8,132,425
7,842,395		Sequoia Mortgage Trust 2013-6, Class A1, 2.50%, 5/25/2043	7,453,873
17,800,000	[1,2]	Silverstone Master Issuer 2015-1A, Class 2A2, 0.867%, 1/21/2070	17,733,998
973,369		Washington Mutual 2006-AR1, Class 2A1B, 1.327%, 1/25/2046	861,422
1,426,299		Washington Mutual 2006-AR15, Class 1A, 1.097%, 11/25/2046	1,128,648
743,179		Washington Mutual 2006-AR17, Class 1A, 1.063%, 12/25/2046	574,443
186,269		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.780%, 7/25/2034	191,199
		TOTAL	70,470,731
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $258,804,959)	256,210,798
		INVESTMENT COMPANIES—10.1%[5]
5,059,032		Federated Bank Loan Core Fund	49,072,610
799,852		Federated Mortgage Core Portfolio	7,878,545
170,403,650		Federated Prime Value Obligations Fund, Institutional Shares, 0.27%[6]	170,403,650
715,924		Federated Project and Trade Finance Core Fund	6,693,888
8,255,042		High Yield Bond Portfolio	48,044,346
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $290,709,813)	282,093,039
		TOTAL INVESTMENTS—100.8% (IDENTIFIED COST $2,823,322,872)[7]	2,805,037,798
		OTHER ASSETS AND LIABILITIES - NET— (0.8)%[8]	(22,953,968)
		TOTAL NET ASSETS—100%	$2,782,083,830

At December 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[9]United States Treasury Notes 2-Year Short Futures	1,100	$238,957,814	March 2016	319,548
[9]United States Treasury Notes 5-Year Short Futures	200	$23,664,063	March 2016	$28,720
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$348,268
The average notional value of short futures contracts held by the Fund throughout the period was $347,562,696. This is based on the amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2015, these restricted securities amounted to $1,071,635,353, which represented 38.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2015, these liquid restricted securities amounted to $1,056,418,244, which represented 38.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at December 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Carlyle Global Market Strategies, Class A, 2.522%, 10/15/2021	5/22/2014	$15,000,000	$15,000,000
C-BASS ABS LLC Series 1999-3, Class B1, 6.300%, 2/3/2029	7/9/1999	$185,571	$196,593
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$20,516
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Affiliated holdings.
6	7-day net yield.
7	At December 31, 2015, the cost of investments for federal tax purposes was $2,823,322,872. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was futures contracts was $18,285,074. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,418,958 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,704,032.
8	Assets, other than investments in securities, less liabilities.
9	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$4,679,335	$—	$4,679,335
Asset-Backed Securities	—	1,313,463,690	15,020,516	1,328,484,206
Corporate Bonds	—	849,002,699	—	849,002,699
Commercial Paper		59,972,037		59,972,037
Municipal Bonds	—	23,995,589	—	23,995,589
Mortgage-Backed Security	—	600,095	—	600,095
Collateralized Mortgage Obligations	—	256,210,798	—	256,210,798
Investment Companies[1]	170,403,650	111,689,389	—	282,093,039
TOTAL SECURITIES	$170,403,650	$2,619,613,632	$15,020,516	$2,805,037,798
Other Financial Instruments[2]
Assets	$348,268	$—	$—	$348,268
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$348,268	$—	$—	$348,268
1	Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the NAV is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
TOBs	—Tender Option Bonds
UT	—Unlimited Tax

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2016